Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On: _________________ Total Shareholder Return ($) (4) (f)
Year (a)	Summary Compensation Table Total for PEO ($) (1) (2) (b)	Compensation Actually Paid to PEO ($) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3) (e)		Net Loss ($M) (5) (h)

2022	4,008,507	2,751,454	2,724,907	2,481,143	38.03	(417.3)
2021	29,016,727	10,356,288	2,888,272	1,170,404	45.61	(349.8)

Named Executive Officers, Footnote [Text Block]	The following individuals are our NEOs for the following fiscal years ended December 31:

Year	PEO	Non-PEO NEOs

2022	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs
2021	Richard Adcock	Dr. Patrick Soon-Shiong and David Sachs

PEO Total Compensation Amount	$ 4,008,507	$ 29,016,727
PEO Actually Paid Compensation Amount	$ 2,751,454	10,356,288
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts shown in Columns (c) and (e) represent the actual compensation paid to Mr. Adcock and an average for our Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table, adjusted as follows:

	2022		2021
Adjustments	Mr. Adcock	Average Non-PEO NEOs	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” column in the Summary Compensation Table for Applicable FY	$(3,159,057)	$(2,143,646)	$(27,842,124)	$(2,302,057)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,949,807	2,001,654	5,537,916	495,353
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	3,643,769	88,836
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 78 Fair Value from Prior FY End to Applicable FY End	(851,932)	(69,080)	—	—
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(195,871)	(32,691)	—	—
Total adjustments	$(1,257,053)	$(243,763)	$(18,660,439)	$(1,717,868)

Non-PEO NEO Average Total Compensation Amount	$ 2,724,907	2,888,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,481,143	1,170,404
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts shown in Columns (c) and (e) represent the actual compensation paid to Mr. Adcock and an average for our Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table, adjusted as follows:

	2022		2021
Adjustments	Mr. Adcock	Average Non-PEO NEOs	Mr. Adcock	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” column in the Summary Compensation Table for Applicable FY	$(3,159,057)	$(2,143,646)	$(27,842,124)	$(2,302,057)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,949,807	2,001,654	5,537,916	495,353
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	3,643,769	88,836
Deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 78 Fair Value from Prior FY End to Applicable FY End	(851,932)	(69,080)	—	—
Deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(195,871)	(32,691)	—	—
Total adjustments	$(1,257,053)	$(243,763)	$(18,660,439)	$(1,717,868)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Loss
Total Shareholder Return Amount	$ 38.03	45.61
Net Income (Loss)	$ (417,300,000)	$ (349,800,000)
PEO Name	Richard Adcock	Richard Adcock
Additional 402(v) Disclosure [Text Block]	Amounts shown in Columns (b) and (d) represent the total compensation reported for Mr. Adcock and an average for our Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Values shown above for the fiscal year ended December 31, 2022 do not incorporate discretionary cash bonuses and/or performance-based bonuses awarded by the Compensation Committee for accomplishments in 2022 as they are not calculable through the date of this proxy statement. The amount of discretionary cash bonuses and/or performance-based bonuses earned in 2022, if any, to be paid in 2023 is expected to be determined in a subsequent period. Once such bonuses, if any, are determined, such amounts will be disclosed in a filing under Item 5.02(f) of Form 8-K.Amounts shown in Column (f) represent the value of a fixed investment of $100 in the company’s common stock based on cumulative TSR as of the end of each fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (December 31, 2020 – December 31, 2022), assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The company has never paid cash dividends on its common stock. Share price data was collected using S&P Capital IQ.Amounts shown in Column (h) represent the net loss reported in the company’s audited consolidated financial statements that appear in Part II, Item 8. “Financial Statements and Supplementary Data” of our Annual Report for the fiscal year ended December 31, 2022 filed with the SEC on March 1, 2023.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,257,053)	$ (18,660,439)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,159,057)	(27,842,124)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,949,807	5,537,916
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,643,769
PEO [Member] | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(851,932)	0
PEO [Member] | Equity Awards Granted During Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(195,871)	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(243,763)	(1,717,868)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,143,646)	(2,302,057)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,001,654	495,353
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	88,836
Non-PEO NEO [Member] | Equity Awards Granted During Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,080)	0
Non-PEO NEO [Member] | Equity Awards Granted During Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,691)	$ 0